Forward Warrant Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Summary of Fair Value Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques	The following table represents key
valuation
assumptions as of the quarter ended June 30, 2022.

Key Valuation Assumptions
Holding period (in years)	0.000 - 0.628
Risk free rate	0.00% - 2.57%
Probability of occurring the contingency	50% - 100%
Underlying value per share	$3.39 - $3.67

Key Valuation Assumptions
Holding period (in years)	0.50 - 1.13
Risk free rate	0.19% - 0.43%
Probability of occurring the contingency	50% - 100%
Underlying value per share	$10.29